Investment Strategy - CM Advisors Fixed Income Fund	Jun. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

To meet its investment objective, the Fund invests primarily in U.S. dollar denominated fixed income securities that the Advisor believes are undervalued. The Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other registered investment companies (“RICs”) that invest primarily in fixed income securities. Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

While the Advisor considers potential income from fixed income securities (interest payments to be made on bonds and notes) when evaluating possible investments for the Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Fund, the Advisor generally:

●	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (e.g., Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Fund’s current portfolio;

●	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

●	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fund); and (ii) offer opportunities for price appreciation.

The Fund may, without limitation, purchase fixed income securities of any credit quality, maturity, or yield. Accordingly, the Fund may hold fixed income securities that receive the highest ratings from Moody’s, S&P, Fitch or a similar rating agency, and fixed income securities that receive lower or the lowest ratings. There is no limitation on the number or amount of lower-rated fixed income securities, such as high-yield or junk bonds, that the Fund may purchase. The Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Fund’s primary focus is investing in fixed income securities, the Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the fixed income securities markets offer limited investment opportunity or are overpriced. At times the Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Advisor waits for the fixed income securities markets to offer more attractive opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other registered investment companies (“RICs”) that invest primarily in fixed income securities.